Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of outstanding principal balances on finance lease facility

	As of December 31
In thousands of U.S. Dollars	2023	2022
CMBFL / Shandong	54,237	59,930
Finance lease obligations	54,237	59,930
Amounts representing interest and deferred finance fees	(10,594)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	43,643	45,500
Current portion of finance lease obligations	2,151	1,976
Current portion of deferred finance fees	(122)	(119)
Non-current portion of finance lease obligations	42,177	44,328
Non-current portion of deferred finance fees	(563)	(685)
Total finance lease obligations, net of deferred finance fees	43,643	45,500

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2023
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	54,237
Amounts representing interest and deferred finance fees	(10,594)
Finance lease obligations, net of interest and deferred finance fees	43,643

Schedule of Assets under Finance Leases

Assets recorded under finance leases consist of the following:

	As of December 31
In thousands of U.S. Dollars	2023	2022
Vessels and vessel equipment, net of accumulated depreciation	51,049	53,545
Deferred drydock expenditures, net of accumulated amortization	220	598
	51,269	54,143